STOCK-BASED COMPENSATION (Tables) - New Dragonfly	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of option activity and related information

A summary of the Company’s option activity and related information follows:

				Weighted‑Average	Aggregate
			Weighted‑Average	Remaining	intrinsic
	Number of	Weighted‑Average	Grant Date	Contractual Life	value
	Options	Exercise Price	Fair Value	(in years)	(in thousands)
Balances, January 1, 2021	2,563,080	$0.45	$0.72	7.92	$651
Options granted	205,988	3.41	1.84		—
Options forfeited	(246,814)	0.84	1.82		—
Options exercised	(32,258)	0.52	1.06		—
Balances, June 30, 2021	2,489,996	$0.66	$0.70	7.39	$7,617

Balances, January 1, 2022	3,122,398	$1.98	$1.38	8.52	$6,550
Options granted	509,500	4.08	1.81		—
Options forfeited	(25,775)	2.93	2.32		—
Options exercised	(215,401)	0.94	2.39		—
Balances, June 30, 2022	3,390,722	$2.36	$1.72	8.43	$5,845

At June 30, 2022
Vested and Exercisable	721,719	$1.08		7.90	$2,163
Vested and expected to vest	2,669,003	$2.70		8.57	$3,682

A summary of the Company’s option activity and related information follows:

				Weighted
			Weighted -	Average	Aggregate
		Weighted-	Average	Remaining	intrinsic
	Number of	Average	Grant Date	Contractual	value
	Options	Exercise Price	Fair Value	Life (in years)	(in thousands)
Balances, January 1, 2020	2,157,950	$0.39	0.39	8.54	651
Options granted	620,950	0.69	1.92		—
Options forfeited	(183,550)	0.52	0.93		—
Options exercised	(32,270)	0.46	0.64		—
Balances, December 31, 2020	2,563,080	$0.45	0.72	7.92	651
Options granted	1,750,551	3.41	2.03		3,551
Options forfeited	(356,228)	1.44	1.82		—
Options exercised	(835,005)	0.51	0.53		442
Balances, December 31, 2021	3,122,398	$1.98	1.38	8.52	6,550
At December 31, 2021
Vested and Exercisable	550,601	$0.88		7.42	1,762
Vested and expected to vest	3,122,398	$1.98		7.92	6,550

Schedule of valuation assumptions of options

	2021	2020
Weighted average fair value of options granted	$1.73 – 2.18	$1.30 – 2.39
Risk-free interest rate	1.08%	0.46%
Volatility	52.6%	52.5%
Expected life (years)	6.02	5.95
Dividend yield	0.00%	0.00%